Share capital and reserves (Tables)	12 Months Ended
Dec. 31, 2017
Share capital and reserves
Schedule of allotted, called up and fully paid shares

	2017	2016	Number of shares - millions
Allotted, called up and fully paid	£m	£m	2017	2016
Ordinary shares of £1	1,678	1,678	1,678	1,678
Non-cumulative preference shares of £1	140	140	140	140
Non-cumulative preference shares of US$25	—	123	—	10